SHARE BASED COMPENSATION (Narrative) (Details)	12 Months Ended				12 Months Ended	0 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Stock Options [Member] CNY	Oct. 10, 2014 Stock Options [Member] Officer [Member] USD ($) item	Aug. 18, 2014 Stock Options [Member] Officer [Member]	Oct. 01, 2013 Stock Options [Member] Officer [Member] USD ($) item	Oct. 01, 2013 Stock Options [Member] Employee [Member] USD ($)	Oct. 01, 2013 Stock Options [Member] Minimum [Member] Employee [Member] item	Oct. 01, 2013 Stock Options [Member] Maximum [Member] Employee [Member] item	Jul. 31, 2009 2009 Plan [Member] item	Dec. 31, 2014 2009 Plan [Member]	Aug. 31, 2009 2009 Plan [Member] Employee [Member] item	Aug. 31, 2014 2014 Plan [Member] item	Dec. 31, 2014 2014 Plan [Member]	Oct. 31, 2014 Equity Incentive Plan [Member] Jinko Power Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued												9,325,122			12,796,745		12,766
Contractual life												7 years			10 years
Number of vesting increments						5		12		3	5	5			5
Options granted	9,940,000					9,940,000	873,200	600,000	680,000				0	953,200		9,940,000
Number of Individuals to Whom Awards Granted														1
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														36 months
Exercise price of options granted						$ 5.93		$ 4.38	$ 4.38
Additional stock-based compensation expense		1,608,968
Share-based compensation	42,689,995	17,992,206	17,343,110		35,513
Market value of ordinary shares				$ 4.9
Intrinsic value of options exercised	67,877,828	76,736,538	14,454
Fair value per option at grant date (RMB)	28.42	23.32	5.6		28.42
Unrecognized share-based compensation expense	259,152,334
Unrecognized share-based compensation expense, weighted-average recognition period	4 years
Cash received from the exercise of share options	14,528,109
Stock options outstanding		7,070,802		15,625,322
Stock based compensation from issuance of options	112,033,187